Other Assets and Other Liabilities - Other Assets (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Related Party Transaction [Line Items]
Deferred costs of equity offering		$ 7,778,000		$ 1,310,000
Distribution receivables		5,891,000		2,010,000
Promissory Note receivable		5,104,000		4,513,000
Fixed assets (Note 7)		4,344,000		7,336,000
Insurance reimbursable receivable		3,211,000		0
Prepaid expenses		2,329,000		2,345,000
Other assets		2,051,000		2,369,000
Total Other assets, net	$ 28,783,000	32,903,000	[1]	19,883,000
Related Party
Related Party Transaction [Line Items]
Related party receivables		17,795,000		8,877,000
Allowance for related party receivables		(15,600,000)		(8,877,000)
Total Other assets, net		$ 2,195,000		$ 0

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.